Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K/A
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	CAPITAL CITY BANK GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0000726601
EBP 003 [Member]
Document Information [Line Items]
Entity Tax Identification Number	59-2273542